Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Line Items]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

	Year Ended December 31,
	2011	2010	2009
Numerator for net income per share – basic:
Income (loss) from continuing operations	$76,443	$(88,299)	$(63,220)
Allocation to Noncontrolling Interests – Operating Partnership, net	(2,738)	4,732	4,273
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(832)	726	558
Net income attributable to Preference Interests and Units	—	—	(9)
Preferred distributions	(13,865)	(14,368)	(14,479)
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	59,008	(97,209)	(72,877)
Discontinued operations, net of Noncontrolling Interests	820,712	366,451	420,671
Numerator for net income per share – basic	$879,720	$269,242	$347,794
Numerator for net income per share – diluted (1):
Income from continuing operations	$76,443
Net (income) attributable to Noncontrolling Interests – Partially Owned Properties	(832)
Preferred distributions	(13,865)
Income from continuing operations available to Common Shares	61,746
Discontinued operations, net	858,754
Numerator for net income per share – diluted (1)	$920,500	$269,242	$347,794
Denominator for net income per share – basic and diluted (1):
Denominator for net income per share – basic	294,856	282,888	273,609
Effect of dilutive securities:
OP Units	13,206
Long-term compensation shares/units	4,003
Denominator for net income per share – diluted (1)	312,065	282,888	273,609
Net income per share – basic	$2.98	$0.95	$1.27
Net income per share – diluted	$2.95	$0.95	$1.27
Net income per share – basic:
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$0.200	$(0.344)	$(0.266)
Discontinued operations, net of Noncontrolling Interests	2.784	1.296	1.537
Net income per share – basic	$2.984	$0.952	$1.271
Net income per share – diluted (1):
Income (loss) from continuing operations available to Common Shares	$0.198	$(0.344)	$(0.266)
Discontinued operations, net	2.752	1.296	1.537
Net income per share – diluted	$2.950	$0.952	$1.271
Distributions declared per Common Share outstanding	$1.58	$1.47	$1.64

Operating Partnership [Member]
Earnings Per Share [Line Items]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

	Year Ended December 31,
	2011	2010	2009
Numerator for net income per Unit – basic and diluted (1):
Income (loss) from continuing operations	$76,443	$(88,299)	$(63,220)
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(832)	726	558
Allocation to Preference Units	(13,865)	(14,368)	(14,479)
Allocation to Preference Interests and Junior Preference Units	—	—	(9)
Income (loss) from continuing operations available to Units	61,746	(101,941)	(77,150)
Discontinued operations, net	858,754	384,282	445,249
Numerator for net income per Unit – basic and diluted (1)	$920,500	$282,341	$368,099
Denominator for net income per Unit – basic and diluted (1):
Denominator for net income per Unit – basic	308,062	296,527	289,167
Effect of dilutive securities:
Dilution for Units issuable upon assumed exercise/vesting of the Company's long-term compensation shares/units	4,003
Denominator for net income per Unit – diluted (1)	312,065	296,527	289,167
Net income per Unit – basic	$2.98	$0.95	$1.27
Net income per Unit – diluted	$2.95	$0.95	$1.27
Net income per Unit – basic:
Income (loss) from continuing operations available to Units	$0.200	$(0.344)	$(0.266)
Discontinued operations, net	2.784	1.296	1.537
Net income per Unit – basic	$2.984	$0.952	$1.271
Net income per Unit – diluted (1):
Income (loss) from continuing operations available to Units	$0.198	$(0.344)	$(0.266)
Discontinued operations, net	2.752	1.296	1.537
Net income per Unit – diluted	$2.950	$0.952	$1.271
Distributions declared per Unit outstanding	$1.58	$1.47	$1.64